Summary of significant accounting policies (Detail Textuals)	6 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Accounting Policies [Line Items]
Sales			$ 596,913
Operating expenses			627,462
Net income			30,549
Cash maintained with People's Republic of China of which no deposits are covered by insurance	$ 4,821,546		$ 2,590,539
Exchange rates (per RMB1)	0.1592		0.1503	0.1499
Shipping and handling expenses			$ 140,019	$ 78,507
Applicable VAT rate	13% or 17%		13% or 17%
Tax Rate	12% or 16%
Shipping and handling
Accounting Policies [Line Items]
Shipping and handling expenses	$ 77,910	$ 44,047	$ 104,560	$ 57,621
Average
Accounting Policies [Line Items]
Exchange rates (per RMB1)	0.1542	0.1458	0.1468	0.1531
VIE
Accounting Policies [Line Items]
Sales			$ 2,081,084
Operating expenses			1,926,310
Net income			$ 154,774